Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings USD ($)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)		Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)
Balances (in shares) at Dec. 31, 2015 | shares			34,606,462	34,606,462
Balances at Dec. 31, 2015		¥ 80,266		¥ 0		¥ 6,402		¥ 74,659		¥ (806)			¥ 11
Net income		11,596		0		0		11,632		0			(36)
Other comprehensive (loss) income		(975)		¥ 0		0		0		(977)			2
Exercise of share-based awards (in shares) | shares			120,343	120,343
Exercise of share-based awards		173		¥ 0		173		0		0			0
Share-based compensation		1,748		0		1,748		0		0			0
Accretion of redeemable noncontrolling interests		(557)		¥ 0		0		(557)		0			0
Balances (in shares) at Dec. 31, 2016 | shares			34,726,805	34,726,805
Balances at Dec. 31, 2016		92,251		¥ 0		8,323		85,734		(1,783)			(23)
Net income		18,288		0		0		18,301		0			(13)
Other comprehensive (loss) income		2,713		0		0		0		2,713			0
Issuance of shares by the Company's subsidiaries		4,046		0		42		0		0			4,004
Acquisition of noncontrolling interests in a subsidiary		0		¥ 0		5		0		0			(5)
Exercise of share-based awards (in shares) | shares			235,210	235,210
Exercise of share-based awards		454		¥ 0		454		0		0			0
Share-based compensation		3,264		0		3,264		0		0			0
Accretion of redeemable noncontrolling interests		17		0		0		17		0			0
Repurchase and retirement of ordinary shares		(1,724)		¥ 0		0		(1,724)		0			0
Repurchase and retirement of ordinary shares (in shares) | shares			(145,783)	(145,783)
Disposal of subsidiaries' shares		41		¥ 0		0		0		0			41
Balances (in shares) at Dec. 31, 2017 | shares			34,816,232	34,816,232
Balances at Dec. 31, 2017		119,350		¥ 0		12,088		102,328		930			4,004
Net income		22,582		0		0		27,573		0			(4,991)
Other comprehensive (loss) income		2,140		0		0		0		1,134			1,006
Business combinations		1,387		0		75		0		0			1,312
Issuance of shares by the Company's subsidiaries		(14,251)		¥ 0		14,984		0		0			(733)
Exercise of share-based awards (in shares) | shares			325,879	325,879
Exercise of share-based awards		689		¥ 0		689		0		0			0
Share-based compensation		4,557		0		4,340		0		0			217
Accretion of redeemable noncontrolling interests	$ (21)	(146)		¥ 0		0		(130)		0			(16)
Repurchase and retirement of ordinary shares	(482)	(3,312)				0		(3,312)		0			0
Repurchase and retirement of ordinary shares (in shares) | shares			(207,165)	(207,165)
Disposal of subsidiaries' shares		1,558		¥ 0		1,323		0		0			235
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares		11,150		0		0		0		0			11,150
Equity component of convertible senior notes, net of issuance costs		362		0		206		0		0			156
Purchase of capped call		(465)		¥ 0		(264)		0		0			(201)
Balances (in shares) at Dec. 31, 2018 | shares			34,934,946	34,934,946
Balances at Dec. 31, 2018	$ 25,459	175,036	$ 0	¥ 0	$ 4,864	33,441	$ 18,798	129,246	$ 31	210		$ 1,766	¥ 12,139
Cumulative effect of accounting change		¥ 933		¥ 0		¥ 0		¥ 2,787		¥ (1,854)	[1]

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.